Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
OTHER BORROWINGS

NOTE 9—OTHER BORROWINGS

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	00000000000	00000000000
	2011	2010
Average balance during the year	$21,588	$22,805
Average interest rate during the year	0.15%	0.31%
Maximum month-end balance during the year	$25,246	$27,533
Weighted average interest rate at year end	0.16%	0.29%

Securities underlying repurchase agreements had a fair value of $19,029 at December 31, 2011 and $21,842 at December 31, 2010.